UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6383

Nuveen Michigan Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM)
	November 30, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.4% (1.5% of Total Investments)
$ 4,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	$ 3,997,440
	Series 2008A, 6.875%, 6/01/42
	Education and Civic Organizations – 3.5% (2.3% of Total Investments)
1,685	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,	9/11 at 100.00	N/R	1,688,050
	Kettering University, Series 2001, 5.500%, 9/01/17 – AMBAC Insured
1,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%,	9/12 at 100.00	AA	1,009,380
	9/01/20 – AMBAC Insured (Alternative Minimum Tax)
2,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	Aa1	2,067,720
1,115	Michigan Technological University, General Revenue Bonds, Series 2004A, 5.000%, 10/01/22 –	10/13 at 100.00	Aa3	1,135,772
	NPFG Insured
5,800	Total Education and Civic Organizations			5,900,922
	Health Care – 16.0% (10.4% of Total Investments)
1,080	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Alligiance	6/20 at 100.00	AA+	993,146
	Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured
2,700	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	2/11 at 100.00	BB–	2,638,035
	Obligated Group, Series 1998A, 5.250%, 8/15/28
4,100	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	4,071,259
	Refunding Series 2009, 5.750%, 11/15/39
4,075	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group,	4/13 at 100.00	A	4,076,386
	Series 2002A, 5.750%, 4/01/32
2,500	Michigan State Hospital FInance Authority, Hospital Revenue Bonds,MidMichigan Obligated Group,	6/19 at 100.00	AA+	2,595,825
	Series 2009A, 5.875%, 6/01/39 – AGC Insured
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Memorial	5/11 at 100.50	BBB	1,003,610
	Healthcare Center Obligated Group, Series 1999, 5.875%, 11/15/21
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital,
	Series 2005A:
1,500	5.000%, 5/15/26	5/15 at 100.00	Baa3	1,343,235
2,055	5.000%, 5/15/34	5/15 at 100.00	Baa3	1,723,241
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,349,663
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
5,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	A1	5,244,579
	Hospital, Series 2001M, 5.250%, 11/15/31 – NPFG Insured
2,195	University of Michigan, Medical Service Plan Revenue Bonds, Series 1991, 0.000%, 12/01/10	No Opt. Call	AA+	2,194,978
27,855	Total Health Care			27,233,957
	Housing/Multifamily – 3.7% (2.4% of Total Investments)
2,675	Michigan Housing Development Authority, FNMA Limited Obligation Multifamily Housing Revenue	12/20 at 101.00	AAA	2,773,119
	Bonds, Parkview Place Apartments, Series 2002A, 5.550%, 12/01/34 (Alternative Minimum Tax)
140	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1999A, 5.300%,	4/11 at 100.00	AA	140,011
	10/01/37 – NPFG Insured (Alternative Minimum Tax)
1,300	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AA+	1,316,081
	4/01/31 – AGM Insured (Alternative Minimum Tax)
200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A,	10/18 at 100.00	AA	207,134
	5.700%, 10/01/39
1,825	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A,	10/20 at 100.00	AA	1,799,341
	5.000%, 10/01/35
6,140	Total Housing/Multifamily			6,235,686
	Housing/Single Family – 1.2% (0.8% of Total Investments)
2,000	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series	6/20 at 100.00	AA	2,000,000
	2010C, 5.500%, 12/01/28 (Alternative Minimum Tax)
	Materials – 0.7% (0.5% of Total Investments)
1,250	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds,	11/14 at 100.00	BBB	1,254,825
	International Paper Company, Series 2004A, 4.800%, 11/01/18
	Tax Obligation/General – 54.3% (35.6% of Total Investments)
1,000	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation	5/12 at 100.00	Aa2	1,007,530
	Refunding Bonds, Series 2002, 5.000%, 5/01/25
	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, Unlimited Tax General
	Obligation Refunding Bonds, Series 2001:
2,500	5.000%, 5/01/21	5/11 at 100.00	Aa2	2,538,450
3,200	5.000%, 5/01/29	5/11 at 100.00	Aa2	3,227,168
1,000	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	1,027,080
	Series 2008, 5.000%, 5/01/38
1,320	Bridgeport Spaulding Community School District, Saginaw County, Michigan, General Obligation	5/12 at 100.00	Aa2	1,397,009
	Bonds, Series 2002, 5.500%, 5/01/16
2,110	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/13 at 100.00	Aa2	2,267,195
	Bonds, Series 2003, 5.250%, 5/01/20
1,000	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/15 at 100.00	Aa2	1,033,760
	Bonds, Series 2005, 5.000%, 5/01/25 – NPFG Insured
2,319	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	Aa2	2,172,996
	Bonds, Tender Option Bond Trust 2008-1096, 7.930%, 5/01/32 – NPFG Insured (IF)
2,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A,	No Opt. Call	Aa2	2,336,260
	6.000%, 5/01/19 – FGIC Insured
700	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building	2/11 at 100.00	A–	701,211
	Authority Stadium Bonds, Series 1997, 5.500%, 2/01/17 – FGIC Insured
285	East Grand Rapids Public Schools, County of Kent, State of Michigan, General Obligation Bonds,	5/11 at 100.00	AA	285,624
	Series 2001, Refunding, 5.125%, 5/01/29
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	4,531,613
3,000	0.000%, 12/01/26	No Opt. Call	AAA	1,428,660
5,305	0.000%, 12/01/29	No Opt. Call	AAA	2,098,711
1,700	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007, 5.000%,	9/17 at 100.00	AA	1,777,605
	9/01/27 – NPFG Insured
2,000	Hartland Consolidated School District, Livingston County, Michigan, General Obligation	5/11 at 100.00	Aa2	2,005,700
	Refunding Bonds, Series 2001, 5.125%, 5/01/29
1,400	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003,	11/13 at 100.00	Aa2	1,458,156
	5.000%, 5/01/21
1,065	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site	5/14 at 100.00	AA+	1,104,480
	Bonds, Series 2004, 5.000%, 5/01/22 – AGM Insured
1,935	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 –	5/16 at 100.00	AA+	2,009,749
	AGM Insured
200	L’Anse Creuse Public Schools, Macomb County, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA+	200,976
	5.000%, 5/01/35 – AGM Insured
2,505	Lincoln Consolidated School District, Washtenaw and Wayne Counties, Michigan, General	5/16 at 100.00	Aa2	2,598,086
	Obligation Bonds, Series 2006, 5.000%, 5/01/25 – NPFG Insured
2,810	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A,	5/14 at 100.00	Aa2	2,927,065
	5.000%, 5/01/21 – NPFG Insured
865	Lowell Area Schools, Counties of Ionia and Kent, Michigan, General Obligation Bonds, Series	5/17 at 100.00	AA+	858,071
	2007, 5.000%, 5/01/37 – AGM Insured
1,500	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA–	1,514,280
	5.000%, 5/01/30 – SYNCORA GTY Insured
2,100	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AA+	2,215,584
	Series 2005, 5.000%, 6/01/18 – AGM Insured
100	Michigan, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25	5/19 at 100.00	Aa2	109,433
2,500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%,	No Opt. Call	Aa3	2,956,175
	5/01/22 – NPFG Insured
1,100	Muskegon County, Michigan, Limited Tax General Obligation Wastewater Management System 2	7/11 at 100.00	AA	1,117,820
	Revenue Bonds, Series 2002, 5.000%, 7/01/26 – FGIC Insured
1,000	Oakland County Building Authority, Michigan, General Obligation Bonds, Series 2002,	9/11 at 100.00	AAA	1,014,100
	5.125%, 9/01/22
3,950	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aaa	3,998,467
	Series 2007, 5.000%, 5/01/36 – AGM Insured
1,595	Oakridge Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA–	1,654,525
	5.000%, 5/01/22 – NPFG Insured
	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007:
4,330	5.000%, 8/01/26– NPFG Insured (UB)	8/17 at 100.00	Aaa	4,553,861
1,120	5.000%, 8/01/30 – NPFG Insured (UB)	8/17 at 100.00	Aaa	1,152,211
1,245	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	AA+	1,061,736
	Bond Trust 2836, 11.000%, 5/01/15 – AGM Insured (IF)
4,340	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General	5/14 at 100.00	Aa2	4,455,618
	Obligation Bonds, Series 2004, 5.000%, 5/01/26 – FGIC Insured
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008,	5/18 at 100.00	AA+	1,003,340
	5.000%, 5/01/33 – AGM Insured
200	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series	12/19 at 100.00	AA+	205,442
	2009, 5.125%, 12/01/33 – AGC Insured
3,175	South Redford School District, Wayne County, Michigan, General Obligation Bonds, School	5/15 at 100.00	Aa2	3,196,749
	Building and Site, Series 2005, 5.000%, 5/01/30 – NPFG Insured
1,655	Southfield Library Building Authority, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA+	1,714,266
	5.000%, 5/01/26 – NPFG Insured
2,200	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	Aa2	2,208,888
	2007, 5.000%, 5/01/32 – NPFG Insured
2,000	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AA+	2,000,540
	5/01/34 – AGM Insured
2,275	Troy City School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa1	2,471,537
	5.000%, 5/01/19 – NPFG Insured
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building
	and Site, Series 2008:
310	5.000%, 5/01/31 – AGM Insured	5/18 at 100.00	AA+	314,303
575	5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	AA+	573,701
1,200	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A,	12/19 at 100.00	A2	1,252,152
	6.750%, 11/01/39
5,000	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	A	5,016,300
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/21 – NPFG Insured
3,350	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%,	11/14 at 100.00	AA+	3,693,710
	5/01/17 – AGM Insured
1,725	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds,	No Opt. Call	Aa3	1,985,268
	Series 1996, 5.500%, 5/01/25 – NPFG Insured
98,664	Total Tax Obligation/General			92,433,161
	Tax Obligation/Limited – 18.4% (12.1% of Total Investments)
1,000	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	No Opt. Call	AA	1,138,060
	Series 1998, 5.000%, 4/01/16
1,345	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	10/11 at 100.00	AA	1,379,069
	Series 2001, 5.125%, 10/01/26 – NPFG Insured
20	Michigan Municipal Bond Authority, Local Government Loan Program Revenue Sharing Bonds, Series	5/11 at 100.00	Aa3	20,077
	1992D, 6.650%, 5/01/12
2,135	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	2,094,926
	10/15/33 – AMBAC Insured
	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA:
7,000	0.000%, 10/15/27 – FGIC Insured	10/16 at 58.27	AA+	2,719,500
6,200	0.000%, 10/15/28 – FGIC Insured	10/16 at 55.35	AA+	2,242,478
4,440	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	Aa3	4,301,916
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,100	5.000%, 10/15/22 – NPFG Insured	10/13 at 100.00	Aa3	5,232,650
5,000	5.000%, 10/15/23 – NPFG Insured	10/13 at 100.00	Aa3	5,113,399
3,500	Michigan State Trunk Line, Fund Refunding Bonds, Series 2002, 5.250%, 10/01/21 – AGM Insured	10/12 at 100.00	AA+	3,713,885
17,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	2,011,950
	8/01/44 – NPFG Insured
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B,	10/19 at 100.00	BBB	996,820
	5.000%, 10/01/25
420	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan	10/19 at 100.00	BBB	399,672
	Notes,Series 2009A-1, 5.000%, 10/01/39
54,160	Total Tax Obligation/Limited			31,364,402
	Transportation – 1.5% (1.0% of Total Investments)
1,000	Capital Region Airport Authority, Michigan, Revenue Refunding Bonds, Series 2002, 5.250%,	7/12 at 100.00	A	1,009,030
	7/01/21 – NPFG Insured (Alternative Minimum Tax)
1,750	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	1,067,290
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	527,575
	Refunding Series 2007, 5.000%, 12/01/12 – FGIC Insured
3,250	Total Transportation			2,603,895
	U.S. Guaranteed – 24.7% (16.2% of Total Investments) (4)
1,200	Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/20	10/12 at 100.50	AAA	1,301,160
	(Pre-refunded 10/01/12)
935	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA+ (4)	1,036,962
	7/01/17 (Pre-refunded 7/01/13) – AGM Insured
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
3,400	5.750%, 7/01/28 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 101.00	Aa3 (4)	3,533,994
770	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	Aa3 (4)	790,428
730	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	Aa3 (4)	751,207
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A:
4,025	5.000%, 7/01/24 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	A+ (4)	4,444,244
1,500	5.000%, 7/01/25 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	A+ (4)	1,656,240
2,000	Lake Fenton Community Schools, Genesee County, Michigan, General Obligation Bonds, Series	5/12 at 100.00	Aa2 (4)	2,127,180
	2002, 5.000%, 5/01/24 (Pre-refunded 5/01/12)
1,790	Lansing Building Authority, Michigan, General Obligation Bonds, Series 2003A, 5.000%,	6/13 at 100.00	AA+ (4)	1,979,310
	6/01/26 (Pre-refunded 6/01/13) – NPFG Insured
3,880	Mayville Community Schools, Tuscola County, Michigan, General Obligation Bonds, School	11/14 at 100.00	Aa2 (4)	4,457,460
	Building and Site Project, Series 2004, 5.000%, 5/01/34 (Pre-refunded 11/01/14) –
	FGIC Insured
250	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3 (4)	255,470
	5/01/12 (ETM)
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (4)	1,660,350
	System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)
3,460	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s Health	2/11 at 100.00	Aaa	3,470,588
	System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
1,025	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA	1,186,581
500	5.000%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA	578,820
1,000	Michigan State Trunk Line, Fund Bonds, Series 2001A, 5.000%, 11/01/25 (Pre-refunded	11/11 at 100.00	AA+ (4)	1,042,790
	11/01/11) – AGM Insured
4,000	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A, 5.250%,	5/13 at 100.00	Aa2 (4)	4,430,560
	5/01/20 (Pre-refunded 5/01/13)
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
85	6.000%, 8/01/26 (ETM)	No Opt. Call	Baa1 (4)	108,731
915	6.000%, 8/01/26 (ETM)	No Opt. Call	AAA	1,170,459
4,100	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	Aaa	4,984,165
	5.500%, 7/01/36 (Pre-refunded 7/01/16)
1,050	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation	11/11 at 100.00	AA+ (4)	1,099,172
	Bonds, Series 2001, 5.375%, 5/01/19 (Pre-refunded 11/01/11) – AGM Insured
38,115	Total U.S. Guaranteed			42,065,871
	Utilities – 14.9% (9.8% of Total Investments)
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
215	5.000%, 7/01/28	7/18 at 100.00	AA–	221,626
5,000	5.000%, 7/01/32	7/18 at 100.00	AA–	5,077,049
3,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A,	1/12 at 100.00	A2	3,022,530
	5.250%, 1/01/27 – AMBAC Insured
2,695	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000,	No Opt. Call	A3	2,825,169
	6.000%, 5/01/12
1,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	3/11 at 101.00	A	990,140
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – NPFG Insured
	(Alternative Minimum Tax)
4,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A2	4,004,160
	Bonds, Detroit Edison Company, Series 2001C, 5.450%, 9/01/29
2,050	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit	No Opt. Call	Baa1	2,082,534
	Edison Company, Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11) – AMBAC Insured
3,630	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	No Opt. Call	A2	4,364,313
	Series 1991BB, 7.000%, 5/01/21 – AMBAC Insured
3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	12/12 at 100.00	Baa1	2,801,370
	Series 2002C, 5.450%, 12/15/32 – SYNCORA GTY Insured (Alternative Minimum Tax)
24,590	Total Utilities			25,388,891
	Water and Sewer – 11.4% (7.4% of Total Investments)
5,500	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A,	7/16 at 100.00	AA+	5,336,703
	5.000%, 7/01/34 – AGM Insured
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A1	1,502,700
	7/01/29 – FGIC Insured
565	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA+	589,747
	7/01/17 – AGM Insured
1,500	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	Aa3	1,506,435
	7/01/25 – NPFG Insured
425	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	434,490
	7/01/36 – BHAC Insured
675	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	683,201
2,030	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 –	1/19 at 100.00	AA+	2,101,273
	AGC Insured
4,210	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	AAA	4,687,246
	5.000%, 10/01/19
1,150	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	AAA	1,232,329
	5.000%, 10/01/23
1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	1,059,180
	5.000%, 10/01/24
300	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 –	7/18 at 100.00	A	321,882
	NPFG Insured
18,855	Total Water and Sewer			19,455,186
$ 284,679	Total Investments (cost $251,482,598) – 152.7%			259,934,236
	Floating Rate Obligations – (2.1)%			(3,630,000)
	Other Assets Less Liabilities – 0.7%			1,216,924
	Preferred Shares, at Liquidation Value – (51.3)% (5)			(87,325,000)
	Net Assets Applicable to Common Shares – 100%			$ 170,196,160

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$259,934,236	$ —	$259,934,236

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2010, the cost of investments was $248,113,122.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2010, were as follows:

Gross unrealized:
Appreciation	$ 11,137,664
Depreciation	(2,946,147)
Net unrealized appreciation (depreciation) of investments	$ 8,191,517

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Michigan Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2011